Other Intangible Assets - Schedule of Other Intangible Assets with Finite Useful Lives (Details) - Other Intangible Asset [Member] - USD ($) $ in Thousands		Sep. 28, 2025	Dec. 29, 2024
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		$ 41,816	$ 18,100
Accumulated Amortization		(2,860)	(715)
Net Book Value		38,956	17,385
Customer related intangible [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		9,279
Accumulated Amortization
Net Book Value		9,279
Trademark – Blue Raven Solar [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		7,094	8,400
Accumulated Amortization	[1]	(840)	(210)
Net Book Value		6,254	8,190
Trademark – SunPower [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		4,300	5,200
Accumulated Amortization	[1]	(520)	(130)
Net Book Value		3,780	5,070
Trademark – Sunder [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		2,427
Accumulated Amortization
Net Book Value		2,427
Developed technology [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		4,500	4,500
Accumulated Amortization	[1]	(1,500)	(375)
Net Book Value		3,000	$ 4,125
Developed technology – Sunder [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		14,216
Accumulated Amortization
Net Book Value		$ 14,216

[1]	The gross carrying amounts as of September 28, 2025 reflect the final allocation of the purchase consideration in connection with the SunPower Acquisition. The gross carrying amounts as of December 29, 2024 were provisional amounts.